Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Compensation [Abstract]
Summary of Company 's stock option activity

				Weighted average
	Number of shares			exercise price
	December 31			December 31
	2012	2011	2010	2012	2011	2010
Outstanding, beginning of year	270,634	270,835	310,263	$23.51	$23.50	$22.29
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited	0	0	0	0.00	0.00	0.00
Expired	(55,291)	(201)	(39,428)	18.92	17.96	13.96

Outstanding, end of year	215,343	270,634	270,835	$24.68	$23.51	$23.50

Exercisable, end of year	197,713	242,970	226,100	$24.76	$23.59	$23.58